Unaudited interim condensed consolidated balance sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 127,683,611	$ 67,783,531
Time deposits	84,506,500	138,948,481
Trade and other receivables	12,785,314	13,456,083
Other current assets	166,792	652,769
Inventories	5,986,830	7,306,356
Advances and prepayments	225,541	250,562
Total current assets	231,354,588	228,397,782
Non current assets
Operating lease right-of-use asset	39,912	78,761
Vessels, net	350,588,210	208,230,018
Investment in related party	12,796,416	12,798,500
Total non current assets	363,424,538	221,107,279
Total assets	594,779,126	449,505,061
Current liabilities
Trade accounts payable	6,199,571	5,243,872
Payable to related parties	$ 137,708,679	$ 18,725,514
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 3,237,675	$ 3,370,020
Operating lease liability, current portion	39,912	78,761
Deferred income	2,184,974	1,419,226
Total current liabilities	149,370,811	28,837,393
Total liabilities	149,370,811	28,837,393
Commitments and contingencies
Stockholders' equity
Common stock, 2,000,000,000 shares authorized at December 31, 2024 and June 30, 2025, 38,275,518 shares issued and 34,023,635 outstanding at December 31, 2024 and 38,664,618 shares issued and 34,412,735 outstanding at June 30, 2025	386,646	382,755
Treasury stock 4,251,883 shares at December 31, 2024 and June 30, 2025	(8,390,225)	(8,390,225)
Additional paid-in capital	284,199,185	282,642,357
Retained earnings	169,204,590	146,024,662
Total stockholders' equity	445,408,315	420,667,668
Total liabilities and stockholders' equity	594,779,126	449,505,061
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock	7,959	7,959
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 160	$ 160